As filed with the Securities and Exchange Commission on February 24, 1997.


                                                  1933 Act File No. 333-17161
                                                  1940 Act File No. 811-07951



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N--1A

                             REGISTRATION STATEMENT
                                      UNDER
                            SECURITIES ACT OF 1933       x

                         PRE-EFFECTIVE AMENDMENT NO. 1   x
                        POST-EFFECTIVE AMENDMENT NO. __
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 x
                                AMENDMENT NO. 1          x

                        (check appropriate box or boxes)


                        Catholic Values Investment Trust
                     -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
               -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                            ------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
                -------------------------------------------------
                     (Name and Address of Agent for Service)



     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement under the Securities Act of 1933.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest, $0.001 par value per share, of all series and classes of the Registrant then existing or thereafter created, and will file a Rule 24f-2 Notice within 60 days after the close of its fiscal year or as otherwise may be required.

                        Catholic Values Investment Trust

                  Catholic Values Investment Trust Equity Fund


                              Cross Reference Sheet

Item No.                                                                                       Statement of

FORM N-1A - Part A             Prospectus Caption                                     Additional Information Caption
----------------------------------------------------------------------------------------------------------------------------
 1.......................      Front Cover Page
 2.......................      Shareholder and Fund Expenses
 3(a)....................      Not Applicable
 3(b)....................      Not Applicable
 3(c)....................      Performance Information
 4.......................      An Introduction to the Fund, The Fund's Investment
                               Objective and Policies, Other Investment Policies,
                               Other Information
 5.......................      The Investment Adviser, The Administrator,
                               Distribution Expenses, Service Plan, Back Cover
 5(a)....................      Not Applicable
 6.......................      Other Information, Distributions by the Fund, Taxes
 7.......................      How to Buy Shares, How the Fund Values Its Shares,
                               Tax-Sheltered Retirement Plans
 8.......................      How to Redeem or Sell Shares
 9.......................      Not Applicable


Form N-1A -- Part B
------------------------------------------------------------------------------------------------------------------------------

10.......................                                                       Front Cover Page and Back Cover
11.......................                                                       Table of Contents
12.......................                                                       Additional Information about the Trust
13.......................                                                       Additional Investment Information
14.......................      Investment Committee and                         Trustees, Officers and the
                               Catholic Advisory Board                            Catholic Advisory Board
15.......................                                                       Control Persons and Principal Holders
                                                                                  of Shares
16.......................                                                       Investment Advisory and Administrative
                                                                                  Services, Custodian, Independent
                                                                                  Certified Public Accountants, Service Plan,
                                                                                  Back Cover
17.......................                                                       Brokerage Allocation
18.......................      Other Information                                Additional Information about the Trust
19.......................      How to Buy Shares, How to Redeem or Sell         Purchase, Exchange, Redemption,
                               Shares, How the Fund Values Its Shares             and Pricing of Shares
20.......................      Taxes                                            Taxes
21.......................                                                       Principal Underwriter
22.......................                                                       Calculation of Performance and Yield
                                                                                  Quotations
23.......................

                                     PART A

                      Information Required in a Prospectus

                              Subject to Completion
                      Date of Issuance: -----------, 1997

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



P R O S P E C T U S                                           March __, 1997
Individual Shares
Institutional Shares
Institutional Service Shares


===============================================================================


                  Catholic Values Investment Trust Equity Fund


 A mutual und seeking long-term growth of capital and reasonable current income

===============================================================================


                                   a series of
                        Catholic Values Investment Trust


-------------------------------------------------------------------------------


 Write To:  Catholic Values Investment Trust, P.O. Box 5123,Westborough,
            Massachusetts 01581-5123
  Or Call:  The Fund Order Room --(800) 225-6265, Ext.7750


-------------------------------------------------------------------------------

     This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.


     A Statement of Additional Information dated March __, 1997 for the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport,
Connecticut    06604    (888-437-6633)    or   from   the   Fund's   web   site
(http://www.catholicinvestments.com). In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

            Table of Contents

   An Introduction to the Fund.......................   2
   Shareholder and Fund Expenses.....................   4
   The Fund's  Investment  Objective  and
   Policies..........................................   5
   Other Investment Policies.........................   6
   The Investment Adviser............................   7
   Investment   Committee   and  Catholic
   Advisory Board....................................   8
   The Administrator.................................   9
   Distribution Expenses.............................   9
   Service Plan......................................  10
   How the Fund Values its Shares....................  10
   How to Buy Shares.................................  10
   Distributions by the Fund.........................  12
   Taxes.............................................  12
   How to Redeem or Sell Shares......................  13
   Performance Information...........................  16
   Other Information.................................  16
   Tax-Sheltered Retirement Plans....................  17


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An Introduction to the Fund

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.


The Trust................The   Catholic  Values  Investment
                         Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and consists of one series (the Fund). The Fund is a diversified fund.

The Fund.................Catholic Values Investment Trust Equity Fund
                        (the "Fund").


Individual Shares........Available for purchase by non-institutional investors.


Institutional Shares.....Available for purchase by institutional investors.
and Institutional
Service Shares

Investment Objective.....The   Fund  seeks  long-term   growth  of
and Policies             capital and reasonable current income. The Fund pursues
                         this  objective by  investing in a broadly  diversified
                         portfolio of equity securities of well-established U.S.
                         and non-U.S.  companies  which meet strict  quality and
                         religious  standards.  The  companies in which the Fund
                         may  invest  must  offer   products  or  services   and
                         undertake activities that are consistent with the core teachings of the Roman Catholic Church (the "Catholic
                         Church").


The Investment...........The Fund has engaged Wright Investors' Service, Inc.,
Adviser                  1000 Lafayette Boulevard, Bridgeport,Connecticut 06604
                        ("Wright" or the "Investment Adviser"),  as investment
                         adviser to carry out the investment and reinvestment of its assets.


Catholic Advisory........The   Fund  has  appointed  a  Catholic
Board Advisory Board of prominent lay members of the Catholic Church who are familiar with the basic tenets and core teachings of the Catholic Church. The Board, guided by the magisterium of the Catholic Church, consults with the Investment Adviser and identifies companies and other issuers of securities to avoid investments in companies whose products, services or activities are inconsistent with core Catholic Church teachings.


The Administrator........The Fund has retained  Eaton Vance  Management
                         ("Eaton Vance" or the "Administrator"), 24 Federal Street, Boston, Massachusetts 02110, as administrator to manage its legal and business affairs.


The Distributor..........Wright  Investors'  Service  Distributors,  Inc.
                         ("WISDI" or the "Principal Underwriter"), 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604, is the Distributor of the Fund's shares.

How to Purchase..........Individual Shares of the Fund may
Individual  Shares of    be  purchased  at the net asset  value  per share  next
the Fund                 determined after receipt and acceptance of the purchase
                         order. There is no initial sales charge on the purchase of Individual Shares. There is a contingent deferred sales charge ("CDSC") of 1% imposed on redemptions of Individual Shares made within one year of the date of purchase. See "How to Redeem or Sell Shares." The minimum initial investment is $1,000, which will be waived for investments in individual retirement plans and in retirement plans for self-employed individuals.
                         There is no minimum  amount for  subsequent  purchases.
                         The minimum account size is $500, which will also be waived for investments in individual retirement plans and in retirement plans for self-employed individuals.
                         The $1,000 minimum initial investment and $500 minimum account size is waived for the Automatic Investment
                         Program which may be established with an investment of $50 or more. A minimum of $50 is applicable to each subsequent investment through an Automatic Investment
                         Program. See "How to Buy Shares."

How to Purchase..........Institutional     Shares    and
Institutional Shares     Institutional   Service  Shares  of  the  Fund  may  be
and Institutional        purchased  at  the  net  asset  value  per  share  next
Service Shares           determined after receipt and acceptance of the purchase
of the Fund              order.  There is no sales  charge  on the  purchase  of
                         Institutional Shares or Institutional Service Shares of
                         the  Fund.   The   minimum   initial   investment   for
                         Institutional  Shares and Institutional  Service Shares
                         is $3,000,000 and $500,000, respectively. Institutional
                         Service share  minimums will be waived for  investments
                         in 401(k), 403(b) and other qualified retirement plans.
                         There is no minimum  amount for  subsequent  purchases.
                         The minimum account size for  Institutional  Shares and
                         Institutional  Service Shares is $500,000 and $100,000,
                         respectively.    The   minimum    account    size   for
                         Institutional   Service  Shares  shareholders  will  be
                         waived for investments in 401(k), 403(b) and other qualified retirement plans of companies and other entities. See "How to Buy Shares."


Distribution Options.....Distributions are paid in additional shares at net asset value or cash as the shareholder elects. Unless the shareholder has elected to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same class of the Fund at the net asset value per share as of the reinvestment date.


Redemptions..............Shares may be redeemed  directly from the Fund at the net asset value per share next determined after receipt of the redemption request in good order, less any applicable CDSC. A telephone redemption privilege is available. The Fund reserves the right to redeem any (i) Individual Share account if the net asset value of such account falls below $500,
                         (ii) Institutional Share account if the net asset value of such account falls below $500,000, and
                         (iii) Individual Service Share account if the net asset value of such account falls below $100,000. These minimums will be waived for investments in 401(k), 403(b) and other qualified retirement plans. See "How to Redeem or Sell Shares."


Net Asset Value..........The net asset value per share of the Fund is calculated on each day the New York Stock  Exchange
                        ("NYSE") is open for trading. Call (800) 888-9471 for
                         the previous day's net asset value.

Taxation.................The Fund  intends to elect to be  treated  and to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Consequently, the Fund should not be liable for federal income tax on net investment income and net realized capital gains that are distributed to its shareholders in accordance with applicable timing requirements.

Shareholder..............Each shareholder will receive annual and semi-annual
Communication            reports containing financial statements, and a
                         statement confirming each share transaction. Financial statements included in annual reports are audited by the Fund's independent certified public accountants.
                         Account statements indicating total shares of the Fund owned will be mailed quarterly.

Shareholder and Fund Expenses

     The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. The percentages shown below representing "Other Expenses" are based on estimates for the fiscal period ended December 31, 1997.


                                                                   Institutional
                                 Individual       Institutional      Service
                                   Shares            Shares           Shares
------------------------------------------------------------------------------


Shareholder Transaction Expenses
Maximum Initial Sales
Charge on Purchases                  None             None            None

Maximum Sales Charge on
Reinvestment of Dividends            None             None            None

Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption
proceeds, as applicable)             1.00%            None            None

Redemption Fees                      None             None            None

Exchange Fee                         None             None            None

Annualized Fund Operating Expenses
(as a percentage of average net assets)

Investment Adviser Fee               0.75%            0.75%          0.75%

12b-1 Distribution Expense           0.75%(1)         None           0.25%(1)

Other Expenses                       0.36%(2)         0.24%(3)       0.36%(4)
                                     --------       ----------      ----------

Total Operating Expenses             1.86%            0.99%          1.36%
-------------------------------------------------------------------------------

(1) This is the maximum annual fee and assumes that the Plan of Distribution is in effect for an entire year.
(2) Includes an administration fee and a service fee equal to 0.05% and 0.06%, respectively, of the Fund's average annual net assets attributable to Individual Shares.
(3) Includes an administration fee and a service fee equal to 0.05% and 0.04%, respectively, of the Fund's average annual net assets attributable to Institutional Shares.
(4) Includes an administrative fee and a service fee equal to 0.05% and 0.06% respectively, of the Fund's average annual net assets attributable to Institutional Service Shares.



Example of Fund Expenses


     The following is an illustration of the total transaction and operating expenses that an investor in the Fund would bear over different periods of time, with or without redemption at the end of each time period, assuming an investment of $1,000 and a 5% annual return on the investment.


                                          1           3
                                        Year        Years
-------------------------------------------------------------------------------


Individual Shares*


  -  Assuming complete
     redemption at end of period          $29         $58

  -  Assuming no redemption               $19         $32

Institutional Shares                      $10         $32

Institutional Service Shares              $14         $43
------------------------------------------------------------------------------

* Individual Shares redeemed during the first year after purchase are subject to a 1% CDSC.

** Asuming complete redemption at end of period.


     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary.


     The Fund's payment of a distribution fee for Individual Shares and Institutional Service Shares may result in a long-term shareholder of Individual Shares or Institutional Service Shares indirectly paying more than the economic equivalent of the maximum initial sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

The  Fund's InvestmentObjective And Policies

     The Fund's objective is long-term growth of capital and reasonable current income. Reasonable current income means that amount of income that can be achieved, consistent with the Fund's goal of long-term growth of capital,from a predominantly equity portfolio.


     The Fund will, through continuous supervision by Wright and the Catholic Advisory Board, pursue its objective by investing in a diversified portfolio consisting primarily of equity securities of high-quality, well-established and profitable U.S. and non-U.S. companies that offer products or services and undertake activities that are consistent with the core teachings of the Catholic Church.


How Investments are Selected

     Securities selected for the Fund are drawn from investment lists prepared by Wright and known as The Approved Wright Investment List (the "AWIL") and The International Approved Wright Investment List (the "International AWIL"). Securities drawn from these Investment Lists will be reviewed for compliance with the core teachings of the Catholic Church by the Catholic Advisory Board, which is appointed by the Board of Trustees of the Trust (the "trustees") and is made up of prominent lay members of the Catholic Church.


     The Approved Wright Investment Lists (AWIL and International AWIL). Wright systematically reviews about 3,800 U.S. companies and about 11,000 non-U.S. companies in The Worldscope(R) database which it developed. This review first identifies those companies which, on the basis of at least five years of audited records, meet the minimum standards of prudence (e.g. the value of the company's assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies meeting these requirements (about 1,700 companies) are considered by Wright to be suitable for prudent investment. They may be large or small, may have their securities traded on exchanges or over the counter and may include companies not currently paying dividends on their shares.

     These approximately 1,700 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of Premium Investment Quality. Only those companies which meet or exceed all of these standards (a subset of the 1,700 companies considered suitable for prudent investment) are eligible for selection by the Wright Investment Committee for inclusion in the Investment Lists. See the Statement of Additional Information for a more detailed description of Wright Quality Ratings and the Investment Lists.

     All companies on the Investment Lists are, in the opinion of Wright, soundly financed with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares. The companies on the Investment Lists will be referred to in this prospectus as "Blue Chips."

     The Catholic Advisory Board. The members of the Catholic Advisory Board are familiar with the basic tenets and core teachings of the Catholic Church. The Catholic Advisory Board will make a good faith effort, using the best publicly available information obtainable by Wright, to identify those companies and other issuers of securities on the Investment Lists whose products, services and/or activities are substantially consistent with core Catholic Church teachings. The Catholic Advisory Board will be guided by the magisterium of the Catholic Church and will have sole discretion to interpret Catholic Church teachings and determine which of the above companies meet the Fund's religious criteria. The Fund generally will not invest in companies before they have been reviewed by the Catholic Advisory Board. However, Wright will be solely responsible for evaluating the investment merits of the Fund's portfolio securities.

     Wright and the Catholic Advisory Board will monitor the Fund's portfolio securities with respect to the Fund's investment and religious criteria, respectively. The Catholic Advisory Board will re-evaluate an issuer of the Fund's portfolio securities when information becomes available to them indicating that the issuer may no longer meet the Fund's religious criteria. In the event that an issuer of any of the Fund's portfolio securities fails to meet either the investment or religious criteria, such issuer's securities will be sold by the Fund. This policy may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so.

     The Fund will consider for investment only securities which meet the Fund's investment and religious criteria. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. However, Wright does not expect there will be a material change in performance.

     Primary Investments. The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of Blue Chip companies, including common stocks, preferred stocks, warrants and securities convertible into stock. As a matter of nonfundamental policy, it is expected that the Fund will normally be fully invested in equity securities. However, the Fund may invest up to 20% of its net assets in the short-term debt securities described under "Defensive and Certain Short-Term Investments." In addition, for temporary defensive purposes the Fund may hold cash or invest more than 20% of its net assets in these short-term debt securities.



Other Investment Policies

     The Fund has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may be changed only by the vote of a majority of the Fund's outstanding voting securities.


     Foreign Investments. The Fund may invest up to 30% of its total assets in equity securities of foreign companies that are on the International AWIL and that are traded on a securities market of the country in which the company is located or other foreign securities exchanges. In addition, the Fund may purchase securities in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.


     Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks include less publicly available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be volatile. In addition, the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. These considerations generally are of greater concern in developing countries.


     Warrants and Convertible Securities. The Fund may invest up to 5% of its net assets in warrants. Warrants acquired by the Fund will entitle it to buy common stock at a specified price and time. The Fund may invest up to 5% of its net assets in convertible securities. Convertible debt securities and convertible preferred stock entitle the Fund to acquire the issuer's stock by exchange or purchase at a predetermined rate.

     Borrowing; Portfolio Securities Loans. The Fund may borrow for temporary or emergency purposes in an amount up to one-third of the Fund's total assets. The Fund may lend portfolio securities with a value up to 30% of its total assets to enhance its income. Each loan must be fully collateralized by cash or other eligible assets (e.g., U.S. Government securities or cash equivalents such as certificates of deposit, commercial paper, and other short-term money market instruments). The Fund may pay reasonable fees in connection with securities loans. Wright will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.


     Diversification. The Fund is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or
(2) acquire more than 10% of the outstanding voting securities of any one issuer. The Fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.


     Illiquid Securities. The Fund may purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act. The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. The Trustees may adopt guidelines and delegate to Wright the daily monioring and determination of the liquidity of restricted securities. Investing in Rule 144A securities could make the Fund's portfolio less liquid if qualified institutional buyers temporarily lose interest in buying these securities. Purchases of restricted securities, other than liquid Rule 144A securities and Section 4(2) commercial paper, are subject to an investment restriction limiting all the Fund's illiquid securities to not more than 15% of the Fund's net assets. Illiquid securities include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities.

     Defensive and Certain Short-Term Investments. Under normal market conditions up to 20% of the Funds net assets or, during periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or any portion of the Fund's assets may be held in cash, money market instruments or other short-term obligations. These include short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); and U.S. dollar denominated, high quality commercial paper, short-term corporate obligations, other debt instruments, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks. The Fund may invest in instruments and obligations of banks that have other relationships with the Fund, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.

     The prices of fixed income securities vary inversely with interest rates. Therefore, the value of the Fund's investments in convertible securities and short-term obligations will decline when interest rates are rising. The investment objective and, unless otherwise indicated, policies of the Fund may be changed by the Trustees without a vote of the Fund's shareholders. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. The market price of securities held by the Fund and the net asset value of the Fund's shares will fluctuate in response to stock market developments and currency exchange rate fluctuations.



The Investment Adviser

     The Fund has engaged Wright Investors' Service, Inc. ("Wright", or the "Investment Adviser") to act as its investment adviser pursuant to its Investment Advisory Contract. Wright, acting under the general supervision of the Trust's trustees, furnishes the Fund with investment advice and management services. The address of Wright is 1000 Lafayette Boulevard, Bridgeport, Connecticut. The trustees of the Trust are responsible for the general oversight of the conduct of the Fund's business. Wright is a wholly-owned subsidiary of The Winthrop Corporation ("Winthrop"). The estate of John Winthrop Wright owns 29% of the outstanding shares of Winthrop and may, therefore, be deemed a controlling person of Winthrop and Wright.

     Wright is a leading independent international investment management and advisory firm which, together with its parent, Winthrop, has more than 30 years of experience. Its staff of over 150 people includes a highly respected team of 60 economists, investment experts and research analysts. Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, institutional investors, fiduciary organizations, family trusts and individuals as well as mutual funds. Wright originated one of the world's largest and most complete databases, Worldscope(R), with financial information on 14,800 domestic and international corporations. At the end of 1996, Wright managed approximately $4 billion of assets.

     Under the Fund's Investment Advisory Contract, the Fund is required to pay Wright a monthly advisory fee at the annual rates (as a percentage of average daily net assets) set forth in the table below.

                  ANNUAL ADVISORY FEE RATES

         Under          $500 Million           Over
     $500 Million       to $1 Billion       $1 Billion
     -------------     ---------------      ----------

         0.75%              0.73%              0.68%


     Wright has agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to limit other expenses of the Fund to the extent required to reduce operating expenses of (i) the Individual Shares to 1.99% of the average daily net assets attributable to Individual Shares, (ii) the Institutional Shares to 0.99% of the average daily net assets attributable to Institutional Shares, and (iii) Institutional Service Shares to 1.36% of the average daily net assets attributable to Institutional Service Shares. This agreement is voluntary and temporary and may be revised or terminated by Wright at any time with or without notice to shareholders.


     Pursuant to the Investment Advisory Contract, Wright also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Fund is responsible for the payment of all expenses relating to its operations other than those expressly stated to be payable by Wright under its Investment Advisory Contract.

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other advisory accounts. Wright seeks to execute the Fund's portfolio security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Fund or of other investment companies sponsored by Wright as a factor in the selection of broker-dealer firms to execute such transactions.

     Wright is also the investment adviser to the funds in The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright Managed Blue Chip
Series Trust and The Wright EquiFund Equity Trust (the "Wright Funds"). Additional information may be obtained from the web site maintained by Wright (http://www.wisi.com).


Investment Committee
and Catholic Advisory Board

Investment Committee


     An Investment Committee of eight officers of Wright, all of whom are experienced analysts, exercises disciplined direction and control over all purchases and sales of securities, policies and procedures for the Fund. The members of the Investment Committee are as follows:

     Peter M. Donovan, CFA, President and Chief Executive Officer of Wright. Mr. Donovan received a BA Economics from Goddard College and joined Wright from Jones, Kreeger & Co., Washington, D.C. in 1966. Mr. Donovan is the president of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust and The Wright EquiFund Equity Trust. He is also director of Aetna Master Fund, a Luxembourg SICAV. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Judith R. Corchard, chairman of the Investment Committee, Executive Vice President -- Investment Management of Wright. Ms. Corchard attended the University of Connecticut and joined Wright in 1960. She is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Jatin J. Mehta, CFA, Executive Counselor and Director of Education of Wright. Mr. Mehta received a BS Civil Engineering from University of Bombay, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Mehta was an executive of the Industrial Credit Investment Corporation of India, a World Bank agency in India for financial assistance to private industry. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Harivadan K. Kapadia, CFA, Senior Vice President -- Investment Analysis and Information of Wright. Mr. Kapadia received a BA (hon.) Economics and Statistics and MA Economics from University of Baroda, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Kapadia was Assistant Lecturer at the College of Engineering and Technology in Surat, India and Lecturer, B.J. at the College of Commerce & Economics, VVNagar, India. He has published the textbooks: "Elements of Statistics," "Statistics," "Descriptive Economics," and "Elements of Economics." He was appointed Adjunct Professor at the Graduate School of Business, Fairfield University in 1981. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Michael F. Flament, CFA, Senior Vice President -- Investment and Economic Analysis of Wright. Mr. Flament received a BS Mathematics from Fairfield University; an MA Mathematics from University of Massachusetts and an MBA Finance from the University of Bridgeport. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     James P. Fields, CFA, Vice President and Investment Officer of Wright. Mr. Fields received a BS Accounting from Fairfield University and an MBA Finance from Pace University. He joined Wright in 1982 and is also a member of the New York Society of Security Analysts.

     Amit S. Khandwala, Vice President of Wright. Mr. Khandwala received a BS (Economics, Accounting, International Business and Computers) from University of Bombay, India, and an MBA (Investments, Corporate Finance, International Finance & International Marketing) from the University of Hartford. Mr. Khandwala has taught in the Executive MBA Program at the University of Hartford Business School. Mr. Khandwala was involved in the establishing of the Stamford Society of Securities Analysts and is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Charles T. Simko, Jr., Vice President - Investment Research of Wright. Mr. Simko received a BS in Mathematics from Fairfield University. He joined Wright in 1985.

Catholic Advisory Board

     The Catholic Advisory Board consults with the Investment Adviser in order to avoid investing in the securities of any issuer whose products and/or activities are inconsistent with core Catholic Church teachings. The members of the Catholic Advisory Board are as follows:

     Thomas P. Melady, Chairman, former U.S. Ambassador to Burundi and to the Holy See, President Emeritus of Sacred Heart University.

     Margaret M. Heckler, Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

     Bowie K. Kuhn, former Commissioner of Baseball.

     Thomas S. Monaghan, President, CEO and Chairman of the Board of Domino's Pizza, Inc.

     William  A. Wilson, former (and first) U.S. Ambassador to the Holy See.


The Administrator

The Trust engages Eaton Vance as its administrator under an Administration Agreement. Under the Administration Agreement, Eaton Vance is responsible for managing the legal and business affairs of the Fund, subject to the supervision of the Trust's trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other administrative services necessary to conduct the Fund's business. Eaton Vance will not provide any investment management or advisory services to the Fund. For its services under the Administration Agreement, Eaton Vance receives a monthly administration fee at the annual rates (as a percentage of average daily net assets) set forth in the following table.

     ANNUAL ADMINISTRATION FEE RATES

    Under         $100 Million     $250 Million        Over
$100 Million     to $250 Million  to $500 Million  $500 Million
-----------------------------------------------------------------

    0.07%           0.04%            0.03%            0.02%

     Eaton Vance, its affiliates and its predecessor companies have been primarily engaged in managing assets of individuals and institutional clients since 1924 and managing, administering and marketing mutual funds since 1931. Total assets under management are over $16 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly held holding company.



Distribution Expenses   --   Individual Shares

     In addition to the fees and expenses payable by the Fund in accordance with the Investment Advisory Contract and Administration Agreement, the Fund pays for distribution expenses of the Individual Shares and Institutional Service Shares pursuant to a Distribution Plan (the "Plan") adopted by the Trust and designed to meet the requirements of Rule 12b-1 under the 1940 Act. The Plan authorizes the Fund to finance any activities primarily intended to result in the sale of the Fund's Individual Shares and Institutional Service Shares. Authorized expenses include compensation paid to and expenses incurred by officers, trustees, employees or sales representatives of the Trust, including telephone expenses and the cost of printing prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature and advertising. The expenses covered by the Plan may include payments to any separate distributors under agreement with the Trust for activities primarily intended to result in the sale of the Fund's Individual Shares and Institutional Service Shares.

     The Trust's principal underwriter is Wright Investors' Service Distributors, Inc. ("WISDI" or the "Principal Underwriter"), a wholly owned subsidiary of Winthrop. Under the Plan, the Fund will pay on an annual basis up to 0.75% and 0.25%, respectively, of its average daily net assets attributable to Individual Shares and Institutional Service Shares to WISDI or to other providers of distribution services designated by WISDI.

     The Principal Underwriter may use the distribution fee for its expenses of distributing the Fund's Individual Shares and Institutional Service Shares, including allocable overhead expenses. Distribution expenses not specifically attributable to the Fund's Individual Shares or Institutional Service Shares are allocated among the Fund and certain other investment companies for which WISDI acts as Principal Underwriter, based on the amount of sales of the Fund's Individual Shares or Institutional Service Shares resulting from the Principal Underwriter's distribution efforts and expenditures. If the distribution fee exceeds the Principal Underwriter's expenses, the Principal Underwriter may realize a profit from these arrangements.

     The Fund pays no distribution expenses with respect to the Institutional Shares.

Service Plan


     The Trust has adopted a service plan (the "Service Plan" ) which allows the Fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of shares. The services provided by these intermediaries may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures. The amount of the service fee payable under the Service Plan with respect to each class of shares of the Fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes.


How the Fund Values its Shares

     The Trust values the shares of each class of the Fund once on each day the NYSE is open as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The net asset value per share of each class is determined by Investors Bank & Trust Company ("IBT"), the Fund's custodian (as agent for the
Fund) with the assistance of Wright for securities that involve valuation problems. Such determination is accomplished by dividing the number of outstanding shares of each class of the Fund into the net assets attributable to that class. The net asset value of each class can differ.

     Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

How to Buy Shares


     Shares of the Fund are sold without an initial sales charge at the net asset value next determined after the receipt of a purchase order.


   Minimum Initial Investment               Individual  Shares:      $1,000
                                          Institutional Shares:  $3,000,000
                                  Institutional Service Shares     $500,000
-------------------------------------------------------------------------------

 Waiver of Minimum Initial Investment
    o Waived for investments in applicable retirement plans. (Individual Shares and Institutional Service Shares only.)

    o Waived for the Automatic Investment Program. (Individual Shares only.)
--------------------------------------------------------------------------------


 Purchasing By Mail - Initial Purchase
   o Obtain an account application form from WISDI, then complete and sign the form.


   o Mail the form with a check, Federal Reserve draft or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars to the order of Catholic Values Investment Trust, to Firs Data Investor Services Group (the "Transfer Agent") at the following address:

                       First Data Investor Services Group
                        Catholic Values Investment Trust
                                  P.O. Box 5123
                      Westborough,Massachusetts 01581-5123

Purchasing By Mail - Subsequent Purchases


     o May be made at any time by check, Federal Reserve draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars to the order of Catholic Values Investment Trust, and mailed to the Transfer Agent at the above address.

     o Identify the account and the account number when sending payment.
-------------------------------------------------------------------------------


   Purchasing By Wire - Initial Purchase


     o Telephone the Fund at (800) 225-6265, Ext.3, to advise of the action and to obtain an account number.


     o Obtain an account application form from WISDI, then complete, sign and mail the form to the Transfer Agent at the above address.

     o Instruct your bank to wire immediately available funds to:



                      Boston Safe Deposit and Trust Company
                                One Boston Place
                              Boston, Massachusetts
                                 ABA: 011001234
                                 Account: 081345
               Further Credit: Catholic Values Investment Trust Equity Fund
                      (Include your Fund account number)
-------------------------------------------------------------------------------


   Purchasing By Wire - Subsequent Purchases


     o Telephone the Fund at (800) 225-6265, Ext. 7750, prior to each transmission.


     o Repeat the wire procedure described above.

-------------------------------------------------------------------------------

   Automatic Investment Program (Individual Class only)

     o Investments of $50 or more may be made each month or quarter in automatic withdrawals from your bank account.

     o $1,000 minimum initial investment and $500 minimum account requirements are waived.
-------------------------------------------------------------------------------

     Purchase through Exchange of Portfolio Securities. Investors wishing to purchase shares of the Fund through an exchange of portfolio securities should contact WISDI to determine the acceptability of the securities and make the proper arrangements. Shares of the Fund may be purchased, in whole or in part, by delivering to the Fund's custodian securities that meet the investment objective and policies of the Fund, have readily ascertainable market prices and quotations and are otherwise acceptable to the Investment Adviser and the Fund. The Trust will only accept securities in exchange for shares of the Fund for investment purposes and not as agent for the shareholders with a view to a resale of such securities. The Investment Adviser, WISDI and the Fund reserve the right to reject all or any part of the securities offered in exchange for shares of the Fund.

     An investor who wishes to make an exchange should furnish to WISDI a list with a full and exact description of all of the securities which he or she proposes to deliver. WISDI or the Investment Adviser will specify those securities which the Fund is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Fund's custodian and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities.

     Exchanged securities will be valued at their fair market value as of the date that the securities in proper form for transfer and the accompanying purchase order are both received by the Trust, using the procedure for valuing portfolio securities described under "How the Fund Values its Shares." However, if the NYSE or appropriate foreign stock exchange is not open for unrestricted trading on that date, the securities will be valued on the next day on which the NYSE or appropriate foreign stock exchange is so open. Securities to be exchanged must have a minimum aggregate value of $5,000. An exchange of securities for Fund shares is a taxable transaction which may result in realization of a gain or loss for tax purposes.

     Account Statements and Confirmations. Account statements indicating total shares of the Fund owned in the account or each sub-account will be mailed to investors quarterly. Confirmations will be issued at the time of each purchase or redemption. The issuance of shares will be recorded on the books of the Fund. The Trust does not issue share certificates. The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.

     Shares of the Fund may be purchased or redeemed through an investment dealer, bank or other institution ("Authorized Dealer"). Charges may be imposed by the institution for its services. Any such charges could constitute a material portion of a smaller account. Shares may be purchased or redeemed directly from or with the Fund without imposition of any charges other than those described in this Prospectus.



Distributions by the Fund

     The Trust intends to pay dividends from the net investment income of the Fund at least semi-annually. Any net capital gains realized from the sale of securities or other transactions in the Fund's portfolio (reduced by any available capital loss carryforwards from prior years) will be paid at least annually, shortly before or after the close of the Fund's fiscal year.
Shareholders may reinvest dividends and distributions, if any, in additional shares of the Fund at the net asset value as of the ex-dividend date. Unless shareholders otherwise instruct, all distributions and dividends will be automatically invested in additional shares of the same class of the Fund. Alternatively, shareholders may reinvest capital gains distributions and direct that dividends be paid in cash, or that both dividends and capital gains distributions be paid in cash.


Taxes

     The Fund intends to qualify and elect to be treated as a regulated investment company for federal income tax purposes. In order to so qualify, the Fund must meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. The Fund does not pay federal income or excise taxes to the extent that it distributes to its shareholders all of its net investment income and net realized capital gains in accordance with the timing requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, the Fund will not be subject to Massachusetts income, corporate excise or franchise taxation as long as it qualifies as a regulated investment company under the Code.

     Dividends paid by the Fund from net investment income, including certain net realized foreign currency gains, and the excess of net short-term capital gain over net long term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss which the Fund designates as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are reinvested in additional shares or received in cash. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends received by the Fund from U.S. domestic corporations may be eligible, in the hands of these corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.

     The realization of capital gains may be affected by shareholder  redemption
transactions,   economic,  market  or  issuer-specific   developments  or  other
investment considerations.

     Investors should consider the adverse tax implications of buying shares immediately before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

     Shareholders may realize a taxable gain or loss upon a redemption or other disposition of shares of the Fund. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within the period beginning 30 days before and ending 30 days after the date of such disposition.

     Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

     The Fund anticipates that it may be required to pay foreign taxes on its income or gains from certain foreign investments, which will reduce its return from those investments. In some years, the Fund may be permitted to elect to pass through qualifying foreign taxes it pays to its shareholders. If this election is made, shareholders will then include their share of such taxes in income (in addition to actual dividends and distributions) and may be entitled, subject to applicable limitations, to a corresponding federal income tax credit or deduction. The Fund will provide appropriate information to shareholders if this election is made.

     Annually, shareholders of the Fund that are not exempt from information reporting requirements will receive information on Form 1099 to assist in reporting the prior calendar year's distributions and redemptions (including exchanges) on federal and state income tax returns. Dividends declared by the Fund in October, November or December of any calendar year to shareholders of record as of a date in such a month and paid the following January will be treated for federal income tax purposes as having been received by shareholders on December 31 of the year in which they are declared.

     Dividends and other distributions, redemptions (including exchanges), and the value of Fund shares may, of course, also be subject to state, local or other taxes. Shareholders should consult their own tax advisers with respect to state and local tax consequences of investing in the Fund.


How To Redeem or Sell Shares

     Shares of the Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good order less any applicable CDSC. However, if the shares to be redeemed were purchased by check, the Fund may delay payment of redemption proceeds until the check has been collected which, depending upon the location of the issuing bank, could take up to 15 days. A redemption of shares is a taxable transaction which may result in recognition of a gain or loss.

     Shareholders who purchased Fund shares through their dealers may redeem shares through their dealers. Shares may also be redeemed as follows:



     By Telephone:   All shareholders eligible unless otherwise  ndicated  on
 account application.



     o Shareholders may telephone the Transfer Agent if the redemption is less than $50,000. Telephone: (800) 555-0644 between 8:30 a.m. and 4:00 p.m.
Eastern time.


     o If the redemption amount exceeds $50,000, telephone the Fund at (800) 225-6265,Ext.7750 between 8:30 a.m. and 4:00 p.m. Eastern time.


     o Redemptions requested in good order before 4:00 p.m. Eastern time will be made at that day's net asset value.

     o Redemptions requested after 4:00 p.m. Eastern time will be made at the net asset value determined for the next business day.


     o During times of economic turmoil and market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption. You should contact the Fund in writing if you are unable to reach the Fund by telephone.


     o The Fund may terminate or modify the telephone redemption privilege at any time with or without notice to shareholders.
-------------------------------------------------------------------------------
     Confirmation Procedures for Telephone Redemptions


     o The Fund and the Transfer Agent employ the following procedures to confirm that instructions received by telephone are genuine. The shareholder's name, account number, shareholders' identifying number applicable to the account and other relevant information may be requested. Telephone instructions are recorded.

     o If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor the Transfer Agent will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures described above.
-------------------------------------------------------------------------------


     By Mail
     o Mail the request with a stock power to the following address:



                       First Data Investor Services Group
                        Catholic Values Investment Trust
                                  P.O.Box 5123
                      Westborough, Massachusetts 01581-5123


     o Requests and stock powers must:

     (i) be endorsed by the record owner(s) exactly as the shares are registered; and

     (ii) have signatures guaranteed (a) by a member of either the Securities Transfer Association's STAMP program or the NYSE's Medallion Signature Program, or (b) by certain banks, savings and loans, credit unions, securities dealers, securities exchanges, clearing agencies or registered securities associations that are acceptable to the Transfer Agent.


     o Additional documents may be required, such as when shares are registered in the name of a business entity or fiduciary.
-------------------------------------------------------------------------------

     Payment of Proceeds

     o Normally, payment will be made within one business day after receipt of the redemption request in good order.

     o Payment will be made by check to the address of record or by wire transfer if indicated in the account application.

     o Trust departments may redeem and deposit proceeds in accounts of their clients, as specified in instructions given to the Fund at the time of initial purchase.
-------------------------------------------------------------------------------

     Minimum Account Balances

     o The Fund reserves the right to fully redeem any accounts which, due to redemption or transfer, contain less than the following amounts:


                  Individual Share Accounts: $500


                 Institutional Share Accounts: $500,000

                 Institutional Servic Share Accounts: $100,000



     o The Fund will not redeem accounts that fall below the minimum amounts due solely to a reduction in net asset value of the Fund's shares.

     o Before any such redemption, notice will be sent to the shareholder, and the shareholder will have 60 days from the notice date to make additional investments to meet the required minimum.

     o No CDSC will be imposed on involuntary redemptions of Individual Shares.


     o These minimum account balance requirements will be waived when the minimum initial investment requirements are waived.
-------------------------------------------------------------------------------

     THE FUND MAY TERMINATE OR MODIFY THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME WITH OR WITHOUT NOTICE TO SHAREHOLDERS.

     The Fund also reserves the right to suspend the right of redemption generally or postpone the payment of redemption proceeds to the extent permitted by the Securities and Exchange Commission.


     Although the Fund normally intends to redeem shares in cash, the Fund reserves the right to deliver the proceeds of redemptions in the form of portfolio securities if deemed advisable by the Trustees. The value of any such portfolio securities distributed will be determined in the manner described under "How the Fund Values its Shares." If portfolio securities were distributed in lieu of cash, the shareholder would normally incur transaction costs upon the disposition of any such securities.

     Contingent Deferred Sales Charge -- Individual Shares. Individual Shares redeemed within the first year of purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of

(a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. The CDSC will be paid to the Principal Underwriter of the Fund.

     No CDSC will be imposed on Fund shares which have been sold to Wright or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed as part of a distribution from an individual retirement plan or a retirement plan for self-employed individuals.


Performance Information

     From time to time, the Fund may publish its total return in advertisements and communications to shareholders. The Fund's total return is determined by computing the annual percentage change in value of $1,000 invested at net asset value for specified periods ending with the most recent calendar quarter. This computation assumes the re-investment of all distributions, a complete redemption of the investment and, with respect to Individual Shares, the deduction of any applicable CDSC at the end of the period. The Fund may also publish total return figures for Individual Shares which do not take into account any CDSC. The investment results of the Fund will change over time, and the Fund's past performance is not a prediction of future performance.


     Other investments, indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the Fund's investment results. Rankings or listings by magazines, newspapers, other periodicals or independent statistical or rating services, such as Lipper Analytical Services, Inc. and Morningstar, Inc., may also be referenced.



Other Information


     The Fund is a diversified series of the Trust, an open-end management investment company organized on November 26, 1996 as a business trust under Massachusetts law. The Trust reserves the right to create and issue multiple series of shares, or classes of these series, which are separately managed and have different investment objectives. The trustees have authorized the issuance of three classes of the Fund, designated as the Individual Shares, the Institutional Shares and the Institutional Service Shares. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation. However, each class bears different distribution fees and other expenses. Also, each class of shareholders has exclusive voting rights with respect to their distribution plans, if any.


     The Trust is not required and does not intend to hold annual meetings of shareholders, although special meetings may be held for such purposes as electing or removing trustees, changing fundamental policies or approving a management contract. The Trust, under certain circumstances, will assist in shareholder communications with other Trust shareholders.

     The trustees may, without shareholder approval, change the structure of the Fund from a multiple class fund to a feeder fund in a master-feeder investment structure. As a feeder fund, the Fund would pursue its investment objective by investing all of its assets in a separate mutual fund (the "Master Fund") with an investment objective identical to that of the Fund. Other investors would be able to purchase interests in the Master Fund. All investors, including the Fund, would pay a proportionate share of the Master Fund's expenses. Shareholders of the Fund would also continue to pay a proportionate share of the Fund's expenses. The trustees of the Trust would be able to withdraw all of the Fund's assets from the Master Fund if they determined that it is in the best interest of the Fund to do so.

     In order to supply the Fund with capital, Wright expects to beneficially own 100% of the Fund's issued and outstanding shares immediately prior to the effectiveness of the Trust's registration statement. The Fund expects to attract significant assets relative to Wright's initial investment soon after effectiveness at which time Wright may no longer control the Fund.

Tax-Sheltered Retirement Plans


     Individual Shares are available for investment by retirement account plans for individuals and their non-employed spouses, and retirement plans for self-employed individuals. Institutional Shares and Institutional Service Shares are available for investment by 401(k), 403(b) and other retirement account plans of corporations, non-profit organizations and other entities. The minimum initial purchase and account balance requirements will be waived for investments in Individual Shares and Institutional Service Shares by retirement plans.


     For more information, write to:

         Wright Investors' Service Distributors, Inc.
         1000 Lafayette Boulevard
         Bridgeport, Connecticut 06604

     or Call:


         (800) 888-9471 or (203) 330-5197

     Catholic Values Investment Trust Equity Fund


PROSPECTUS
March __, 1997



Catholic Values Investment Trust
24 Federal Street
Boston, Massachusetts 02110


=========================================

Investment Adviser
Wright Investors' Service, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Principal Underwriter
Wright Investors'  Service  Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Administrator
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111


Transfer Agent
First Data Investor Services Group
Catholic Values Investment Trust
P.O. Box 5123
Westborough, Massachusetts 01581-5123

Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617

Catholic Values Investment Trust Equity Fund







PROSPECTUS


March __, 1997

                                     PART B
          Information Required in a Statement of Additional Information

                              Subject to Completion
                      Date of Issuance: -----------, 1997


     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.


===============================================================================



                                         STATEMENT OF ADDITIONAL INFORMATION
                                                           Individual Shares
                                                        Institutional Shares
                                                Institutional Service Shares
                                                              March __, 1997


                        CATHOLIC VALUES INVESTMENT TRUST
                                24 Federal Street
                           Boston, Massachusetts 02110
-------------------------------------------------------------------------------

                      Catholic Investment Trust Equity Fund
-------------------------------------------------------------------------------



                                TABLE OF CONTENTS

Additional Information about the Trust............       2
Additional Investment Information.................       2
Investment Restrictions...........................       5
Trustees, Officers and the
     Catholic Advisory Board......................       6
Control Persons and
     Principal Holders of Shares..................       8
Investment Advisory and
     Administrative Services......................       8
Custodian.........................................      10
Independent Certified Public Accountants..........      10
Brokerage Allocation..............................      10
Pricing of Shares.................................      11
Principal Underwriter.............................      11
Service Plan......................................      12
Taxes.............................................      12
Calculation of Performance and
     Yield Quotations.............................      13
Financial Statements..............................      15
Appendix..........................................      17

-------------------------------------------------------------------------------


This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the current Prospectus of the Catholic Values Investment Trust (the "Trust") offering shares of the Catholic Values Investment Trust Equity Fund (the "Fund"), dated March __, 1997, as supplemented from time to time, which is incorporated herein by reference. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone: (888) 974-4486) or from the World Wide Web site (http://www.catholicinvestments.com).

Additional Information about the Trust


     Unless otherwise defined herein, capitalized terms have the meaning given them in the Prospectus.


     The Trust is an open-end, management investment company organized as a Massachusetts business trust. The Trust was organized in 1996 and currently has one series (the Fund). The Fund currently has three classes of shares outstanding -- Individual Shares, Institutional Shares and Institutional Service Shares. The Fund is a diversified fund.


     The Trust's Declaration of Trust (the "Declaration of Trust") may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular class of shares of the Fund are affected, a majority of the outstanding shares of such class. The trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another diversified open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Declaration of Trust also provides that the trustees may change the structure of the Fund from a multiple class fund to a feeder fund in a master-feeder investment structure without shareholder approval. As a feeder fund, the Fund would pursue its investment objective by investing all of its assets in a Master Fund with an investment objective identical to that of the Fund. While a master-feeder investment structure may provide opportunities for growth in the assets of the Master Fund and economies of scale for the Fund, duplication of fees may also result. Whenever the Fund as an investor in the Master Fund would be requested to vote on matters pertaining to the Master Fund, the Fund would hold a meeting of Fund shareholders and vote its interest in the Master Fund for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund would vote shares for which it received no voting instructions in the same proportion as the shares for which it received voting instructions.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The risk of any shareholder incurring any liability for the obligations of the Trust is extremely remote.



Additional Investment Information


Description of Investments


     U.S. Government, Agency and Instrumentality Obligations -- U.S. Government obligations in which the Fund may invest are short-term obligations issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association ("FNMA").

     The Fund has no current intention of investing in securities issued by GNMA or FNMA or in any other mortgage-backed securities.

     Repurchase Agreements -- involve purchase of U.S. Government obligations. At the same time the Fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer that meets Wright credit standards), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price exceeds the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on cash which is only temporarily available. The Fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date. The Fund believes this risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement.

     Repurchase agreements must be fully collateralized at all times. In the event of a default or bankruptcy by a vendor under a repurchase agreement, the Fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligations to repurchase are less than the repurchase price, the Fund could suffer a loss.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the Fund will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.


     Short-Term Investments -- The Fund may invest in the following types of short-term obligations to the extent set forth in its Prospectus:


     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper acquired by the Fund must, at the date of investment, be rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     Finance Company Paper -- refers to promissory notes issued by finance companies in order to finance their short-term credit needs. Finance company paper must have the same ratings as commercial paper at the time of purchase. See "Commercial Paper" above.


     Corporate Obligations -- include bonds and notes issued by corporations and other entities in order to finance short-term credit needs. Corporate obligations and other debt instruments in which the Fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.


     "When Issued" Securities -- Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, the Fund intends to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for the Fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons.


     At the time a commitment to purchase securities on a when-issued basis is made for the Fund, the transaction will be recorded and the value of the security reflected in determining the Fund's net asset value. The Fund will establish a segregated account with its Custodian in which the Fund will maintain cash and liquid securities (e.g., U.S. Government securities, short-term investments as described above and equity securities) equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


     Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates.
(Thus,  both  positions  will  change  in  value  in the same  way,  i.e.,  both experiencing  appreciation  when interest  rates decline and  depreciation  when interest rates rise.) Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Fund's net assets than if only cash were set aside to pay for when-issued securities.


     The Fund has no current intention of investing in when-issued securities.

     Illiquid and Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities. If the value of the Fund's illiquid investments increased to more than 15% of net assets, Wright would begin reducing these investments in an orderly manner to the extent necessary to comply with the 15% limit. If the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid, then such securities may be purchased without regard to the 15% limit. The Trustees may adopt guidelines and delegate to Wright the daily function of monitoring and determining the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if the qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     The Fund may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Trust's Trustees. The Fund does not currently intend to purchase restricted securities.


Lending Portfolio Securities


     The Fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.
The Fund does not currently intend to engage in securities loans.


Warrants and Convertible Securities


     Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities. Convertible debt securities in which the Fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by one of these rating organizations, be deemed by the trustees to be of comparable quality.


Interest Rate Risk


     The market value of the U.S. Government obligations, short-term investments and convertible securities in which the Fund may invest varies inversely with changes in the prevailing levels of interest rates. For example, if interest rates rise after one of the foregoing securities has been purchased, the value of the security would decline.



Short Sales


The Fund may engage in short sales for tax deferral purposes or in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which Wright believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund either owns the securities sold short or, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund has no current intention of engaging in short sales.


Financial Futures Contracts and Related Options

     The Fund does not currently intend to purchase or sell financial futures contracts or related options.


Investment Restrictions

     The following investment restrictions have been adopted by the Fund and may be changed only by the vote of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

(1) With respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the Fund may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(4)  Underwrite or participate in the marketing of securities of others;


(5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S.
     Government or its agencies or instrumentalities);


(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;


(7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the Fund may purchase and sell financial futures contracts, options or financial futures contracts and all types of currency contracts; or

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments (b) entering into repurchase agreements or
     (c) lending portfolio securities.


     Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     The Fund has adopted the following investment policies which may be changed without approval by the Fund's shareholders. As a matter of nonfundamental policy, the Fund will not (a) sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or (b) invest more than 15% of net assets in illiquid investments.


     Except for the Fund's investment policy with respect to borrowing money, if a percentage restriction contained in the Fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the Fund's net assets will not be considered a violation of such restriction.



Trustees, Officers and the
Catholic Advisory Board

Trustees and Officers

     The trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (53), President and Trustee* President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


H. DAY BRIGHAM, JR. (70), Vice President, Secretary and Trustee*
Retired, formerly Vice President of Eaton Vance, BMR, EVC and EV and Director, EV and EVC; Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

WINTHROP S. EMMET (85), Trustee
Retired New York City Attorney at Law; Trust Officer, First National City Bank, New York, NY (1963-1971).
Address: Box 327, West Center Road, West Stockbridge, MA 01266

LELAND MILES (72), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: Tide Mill Landing, 2425 Post Road, Suite 102, Southport, CT 06490


A.M. MOODY, III (60), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


LLOYD F. PIERCE (77), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 125 Gull Circle North, Daytona Beach, FL 32119

RAYMOND VAN HOUTTE (71), Trustee
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JUDITH R. CORCHARD (57) , Vice President
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director of Wright and Winthrop.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (60), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (44), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (33), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor,
The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

     All of the trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright Managed Blue Chip Series Trust (except Mr. Miles) and The Wright EquiFund Equity Trust. The fees and expenses of trustees of the Trust who are not affiliated persons of the Trust are paid by the Fund. Each such non-affiliated trustee receives a fee equal to $250 per meeting attended plus expenses. It is currently anticipated that the Trust will hold five trustee meetings per year. Non-affiliated trustees also receive additional payments from other investment companies for which Wright provides investment advisory services. The current trustees receive no compensation from the Trust. The Trust does not have a retirement plan for the trustees. For estimated trustee compensation for the fiscal year ended December 31, 1997, see the "Compensation Table" below.

     The Trust's board of trustees will have a Special Nominating Committee consisting of the trustees who are not affiliated persons of the Trust. The Special Nominating Committee's function will be to select and nominate individuals to fill vacancies, as and when they occur, in the ranks of those trustees who are not "interested persons" of the Trust, Eaton Vance or Wright. The Trust does not have a designated audit committee since the full board performs the functions of such committee.


Catholic Advisory Board

     The members of the Catholic Advisory Board and their principal occupations during the past five years are set forth below. Each of the members of the Catholic Advisory Board may be contacted at the following address: Catholic Investment Trust, 24 Federal Street, Boston, Massachusetts 02110.

THOMAS P. MELADY (69), Chairman. Former U.S. Ambassador to Burundi and to the Holy See, President Emeritus of Sacred Heart University, author of 14 books and numerous articles.

MARGARET M. HECKLER (65), Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

BOWIE K. KUHN (70), former Commissioner of Baseball.

THOMAS S.MONAGHAN (59),President,CEO and Chairman of the Board of Domino's Pizza, Inc.

WILLIAM A. WILSON (83), former (and first) U.S. Ambassador to the Holy See.

     The members of the Catholic Advisory Board are paid by the Fund. Each member receives a fee equal to $1,000 per meeting attended plus expenses. It is currently anticipated that the Trust will hold two Catholic Advisory Board meetings per year. The Trust does not have a retirement plan for the Catholic Advisory Board members. The Catholic Advisory Board members only serve the Fund and no other funds in the Wright Fund complex. For estimated Catholic Advisory Board member compensation for the fiscal year ended December 31, 1997, see the "Compensation Table" below.



                               COMPENSATION TABLE


                             Aggregate Compensation     Pension or Retirement   Estimated Annual Benefits   Total Compensation
   Trustees                     from the Fund(1)          Benefits Accrued           Upon Retirement               Paid(2)
--------------------------------------------------------------------------------------------------------------------------------


   Peter M. Donovan                    $0                       None                     None                       $0
   H. Day Brigham, Jr.                 $0                       None                     None                       $0
   A. M. Moody, III                    $0                       None                     None                       $0
   Winthrop S. Emmet                 $1,250                     None                     None                   $5,000
   Leland Miles                      $1,250                     None                     None                   $3,750
   Lloyd F. Pierce                   $1,250                     None                     None                   $5,000
   Raymond Van Houtte                $1,250                     None                     None                   $5,000
---------------------------------------------------------------------------------------------------------------------------------


(1) These  compensation  amounts are estimated for the Fund's fiscal year ending
    December 31, 1997.
(2)  Total  compensation paid is for the year ended  December 31,  1996 and includes service on the then-existing  boards in the Wright fund complex (33 funds).



                                                       Aggregate Compensation   Pension or Retirement   Estimated Annual Benefits
   Catholic Advisory Board Members                        from the Fund(1)        Benefits Accrued           Upon Retirement
----------------------------------------------------------------------------------------------------------------------------------

   Thomas P. Melady                                            $2,000                  None                    None
   Margaret M. Heckler                                         $2,000                  None                    None
   Bowie K. Kuhn                                               $2,000                  None                    None
   Thomas S. Monaghan                                          $2,000                  None                    None
   William A. Wilson                                           $2,000                  None                    None
-----------------------------------------------------------------------------------------------------------------------------------

(1) These compensation amounts are estimated for the Fund's fiscal year ending December 31, 1997.


Control Persons and
Principal Holders of Shares

     As of January 31, 1997, the trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1997, Wright owned (100%) of the Fund's outstanding shares.


Investment Advisory and
Administrative Services

     The  Trust  has  engaged  Wright to act as the  Fund's  investment  adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the Trust's trustees, furnishes the Fund with investment advice and management services, as described below. The estate of John Winthrop Wright may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of 29% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged in consultation with the Catholic Advisory Board, and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the Fund's portfolio investments. Wright will furnish to the Fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees. In return for these services, the Fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the Fund's current Prospectus.

     Shareholders of the Fund who are also advisory clients of Wright may have agreed to pay Wright a fee for such advisory services. Wright does not intend to exclude from the calculation of the investment advisory fees payable to Wright by such advisory clients the portion of the advisory fee payable by the Fund. Accordingly, a client may pay an advisory fee to Wright in accordance with Wright's customary investment advisory fee schedule charged to investment advisory clients and at the same time, as a shareholder in the Fund, bear its share of the advisory fee paid by the Fund to Wright as described above.

     The  Trust  has  engaged  Eaton  Vance to act as the  Fund's  administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates set forth in the Fund's current Prospectus.


     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1999, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of October 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts. Mr. Rowland owned 15% of such voting trust receipts. Mr. Brigham is an officer and trustee of the Trust, and a former member of the Eaton Vance, EVC, BMR and EV organizations. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreement.


     EVC owns all of the stock of Energex Energy Corporation which is engaged in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, EV, Eaton Vance and BMR may also enter into other businesses.

     The Fund will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract or by Eaton Vance under its Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping the Fund's books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; distribution expenses incurred pursuant to the Fund's distribution plan (if any); and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and the legal obligation the Fund may have to indemnify the officers and trustees of the Trust with respect thereto.

     The Fund's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 1999. The Investment Advisory Contract may be continued from year to year thereafter so long as such continuance after February 28, 1999 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees of the Trust or by vote of a majority of the outstanding shares of the Fund. The Fund's Administration Agreement may be continued from year to year after February 28, 1999 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated at any time without  penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Fund for any loss incurred.

Custodian


     Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT charges custody fees which are competitive within the industry. A portion of the custody fee for the Fund is based upon a schedule of percentages applied to the aggregate assets of the Fund managed by Wright for which IBT serves as custodian. These fees are then reduced by a credit for cash balances of the Fund in the custody of IBT equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the Fund's average daily collected balances for the week. In addition, the Fund pays a fee based on the number of portfolio transactions and a fee for bookkeeping and valuation services.



Independent Certified Public Accountants


     Deloitte and Touche, 125 Summer Street, Boston, MA 02110-1617, is the Fund's independent certified public accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.



Brokerage Allocation

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Fund may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. The Fund may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the Fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staffs.

     Subject to the requirement that Wright shall use its best efforts to seek to execute the Fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom the Fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Fund's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges the Fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


Pricing of Shares

     For a description of how the Fund values its shares, see "How the Fund Values its Shares" in the Fund's current Prospectus. The Fund values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.


     The Fund will not price its securities on the following  national holidays:
New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.



Principal Underwriter


     The Fund has adopted a Distribution Plan as defined in Rule 12b-1 under the 1940 Act (the "Plan") with respect to its Individual Shares and its Institutional Service Shares. The Plan specifically authorizes the Fund to pay direct and indirect expenses incurred by any separate distributor or distributors under agreement with the Fund in activities primarily intended to result in the sale of its Individual Shares and Institutional Service Shares. The expenses of these activities will not exceed 0.75% per annum of the Fund's average daily net assets attributable to Individual Shares and 0.25% per annum of the Fund's average daily net assets attributable to Institutional Service Shares. Payments under the Plan are reflected as an expense in the Fund's financial statements relating to the applicable class of shares.

     The Trust has entered into a distribution contract with its principal underwriter, Wright Investors' Service Distributors, Inc. ("WISDI"), a wholly-owned subsidiary of Winthrop. This contract provides for WISDI to act as a separate distributor of the Fund's shares.

     The Fund will pay per annum 0.75% of its average daily net assets attributable to Individual Shares and 0.25% of its average daily net assets attributable to Institutional Service Shares to WISDI for distribution activities on behalf of the Fund in connection with the sale of its Individual Shares and Institutional Service Shares, respectively. WISDI will provide on a quarterly basis documentation concerning the expenses of such activities. Documented expenses of the Fund will include compensation paid to and out-of-pocket disbursements of officers, employees or sales representatives of WISDI, including telephone costs, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising and interest or other financing charges. If the distribution payments to WISDI exceed its expenses, WISDI may realize a profit from these arrangements. Peter M. Donovan, President, Chief Executive Officer and a trustee of the Trust and President and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A.M. Moody, III, Vice President and a trustee of the Trust and Senior Vice President of Wright and Winthrop, is President and a Director of WISDI.

     It is the  opinion  of the  trustees  and  officers  of the Trust  that the following are not expenses primarily intended to result in the sale of Individual Shares or Institutional Service Shares issued by the Fund: fees and expenses of registering these shares under federal or state laws regulating the sale of securities; fees and expenses of registering the Trust as a broker-dealer or of registering an agent of the Trust under federal or state laws regulating the sale of securities; and fees and expenses of preparing and setting in type the Trust's registration statement under the Securities Act of 1933. Should such expenses be deemed by a court or agency having jurisdiction to be expenses primarily intended to result in the sale of these shares, they will be considered to be expenses contemplated by and included in the Plan, but not subject to the 0.75% or 0.25% per annum limitations described above.

     Under the Plan, the President or Vice President of the Trust will provide to the trustees for their review, and the trustees will review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

     Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the amount to be spent by the Individual Shares or Institutional Service Shares for the services described therein without approval of a majority of the outstanding Individual Shares or Institutional Service Shares, respectively. All material amendments of the Plans must also be approved by the trustees of the Trust in the manner described above. The Plan may be terminated as to the Individual Shares or the Institutional Service Shares at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding Individual Shares or Institutional Service Shares, respectively. If the Plan is terminated, the Fund would stop paying the distribution fee and the trustees would consider other methods of financing the distribution of the Fund's Individual Shares or Institutional Service Shares, as appropriate.

     So long as the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust shall be committed to the discretion of the trustees who are not such interested persons. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and the holders of Individual Shares and Institutional Service Shares.



Service Plan

     The Service Plan was adopted by the trustees and will continue in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The Service Plan may be terminated at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Service Plan will benefit the Fund and its shareholders.

Taxes

     For additional information regarding federal and state taxes see "Taxes" in the Fund's current Prospectus.

     In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards) and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax.

     The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from securities of foreign issuers. These taxes may in some cases be reduced or eliminated under the terms of an applicable U.S. income tax treaty. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses. Certain uses of foreign currency and related derivatives and investments by the Fund in the stock of certain "passive foreign investment companies" may be limited or in the latter case a tax election may be made, if available, in order to avoid imposition of tax on the Fund.

     A portion of the Fund's distributions of net investment income which are derived from dividends the Fund receives from U.S. corporations may qualify for the dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of distributions qualifying for the deduction may result in liability for the corporate alternative minimum tax and/or reduction of the tax basis of the corporate shareholder's shares.

     The Fund's transactions, if any, in certain foreign currency options, futures or forward contracts will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities and convert capital gains or losses into ordinary gains or losses. These rules may therefore affect the amount, timing and character of the Fund's distributions to shareholders. In order to qualify as a regulated investment company for federal income tax purposes, the Fund must derive less than 30% of its gross income for each taxable year from gross gains from the sale or other disposition of securities and certain other investments held for less than three months and will limit its activities in options, futures or forward contracts and other investments to the extent necessary to comply with this requirement.

     The Fund may follow the accounting  practice known as  equalization,  which
could  affect  the  amount,   timing  and  character  of  its  distributions  to
shareholders.

     Distributions made by the Fund will generally be subject to state and local income taxes. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund does not intend to seek to meet any such thresholds or requirements.

     Special tax rules apply to IRA accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Shareholders who are not United States persons should also consult their tax advisers as to the potential application of certain U.S. taxes, including a U.S. withholding tax at the rate of 30% (or at a lower treaty rate) on amounts treated as ordinary income distributions to them, and of foreign taxes to their investment in the Fund.


Calculation of Performance
and Yield Quotations

     The average annual total return of the Fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and that, with respect to Individual Shares, the CDSC is applied at the end of the period. Because each class of shares has its own fee structure and the Individual Shares class has a CDSC, the classes will have different performance results.

     The yield of the Fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the Fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

The Fund's yield is calculated according to the following formula:

                          Yield = 2 [ ( a-b + 1)6 - 1 ]
                              cd

Where:

     a    =   dividends and interest earned during the period.
     b    =   expenses accrued for the period (after reductions).
     c    =   the average daily number of shares outstanding during the period.
     d    =   the maximum offering price pershare on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. The Fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. The Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.


     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of the Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Fund.

                 CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                January 31,1997

-------------------------------------------------------------------------------



     ASSETS:
         Cash ................................................   $   100,000
         Deferred Organization expenses (Note 2)..............        95,000
                                                                 ------------
              Total Assets....................................   $   195,000
                                                                 ------------


     LIABILITIES:
         Accrued organization expenses.......................         95,000
                                                                 ------------

         Net assets (applicable to 10,000 shares of
              beneficial interest issued and outstanding ...     $   100,000
                                                                 =============


         NET ASSET VALUE, OFFERING PRICE,
              AND REDEMPTION PRICE PER SHARE...............      $     10.00
                                                                 =============



NOTES:

   (1) Catholic Values Investment Trust Equity Fund is a separate series of Catholic Values Investment Trust (the "Trust"). A sale of interest therein at the purchase price of $10 per share was made by Wright Investors' Service (the "initial interests").

   (2) Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years, commencing on the effective date of the Fund's initial offering of its shares. The amount paid by the Fund on any withdrawal by the holders of the initial interests of any of the respective initial interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the initial interests withdrawn to the initial interests then outstanding.

                          INDEPENDENT AUDITORS' REPORT



To the Trustees and Shareholders of
Catholic Values Investment Trust Equity Fund:

         We have audited the accompanying statement of assets and liabilities of Catholic Values Investment Trust Equity Fund (one of the series of Catholic Values Investment Trust) (the Trust) as of January 31, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Catholic Values Investment Trust Equity Fund as of January 31, 1997, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 31, 1997

APPENDIX
---------

Wright Quality Ratings

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


Equity Securities

     Investment Acceptance reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     Financial Strength represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     Profitability and Stability measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     Growth per common share of the corporation's equity capital, earnings, and dividends -- rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


Debt Securities

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

A-1 and P-1 Commercial Paper Ratings
by S&P and Moody's

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     --  Leading market positions in well-established industries.

     --  High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.


Bond Ratings

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

Note Ratings

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     Standard & Poor's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C

=============================================================================

                                Other Information


Item 24. Financial Statements and Exhibits


     (a) Financial Statements --

         Included in Part B:

         Statement of Assets and Liabilities, January 31, 1997.
         Independent Auditors' Report.


     (b) Exhibits:

         (1) (a) Declaration of Trust dated November 25, 1996 filed as Exhibit No. (1) to the Registration Statement filed on December 2, 1996 and incorporated herein by reference.
              (b) Amendment to Declaration of Trust filed herewith as
                  Exhibit No. (1)(b).

         (2)  By-Laws filed herewith as Exhibit No. (2).

         (3)  Not Applicable

         (4)  Not Applicable

         (5) (a) Form of Investment Advisory Contract with Wright Investors' Service, Inc. filed herewith as Exhibit No. (5)(a).
              (b) Form of Administration Agreement with Eaton Vance Management filed herewith as Exhibit No. (5)(b).

         (6) Form of Distribution Contract between the Fund and Wright Investors' Service Distributors, Inc. filed herewith as Exhibit No. (6).

         (7)  Not Applicable

         (8) (a) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990.
              (b) Amendment to Custodian Agreement dated September 20, 1995.
              (c) Form of Custodian Agreement with Investors Bank & Trust
                  Company filed herewith as Exhibit No. (8).

         (9)  Not Applicable

        (10)  Not Applicable

        (11) Consent of the Independent Certified Public Accountants filed herewith as Exhibit No. (11).

        (12)  Not Applicable

        (13)  Share Purchase Agreement filed herewith as Exhibit No. (13).

        (14)  Not Applicable

        (15) Form of Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed herewith as Exhibit No. (15).

        (16)  Form of Rule 18f-3 Plan filed herewith as Exhibit No. (16).

        (17)  Power of Attorney filed herewith as Exhibit No. (17).

        (18)  Service Plan

Item 25.  Persons Controlled by or under Common Control with Registrant

     All of the following investment companies have Investment Advisory Contracts with Wright:

                        Catholic Values Investment Trust
                    The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust

Each of the above investment companies is organized as a Massachusetts business trust.



Item 26.  Number of Holders of Securities

Immediately prior to the effective date of this Registration Statement, it is expected that there will be one record holder of the Registrant's shares of beneficial interest.


Item 27.  Indemnification

The Registrant's By-Laws filed as Exhibit (2) herewith contain provisions limiting the liability, and providing for indemnification, of the trustees and officers under certain circumstances.

The Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reasons of negligent errors and omissions committed in their capacities as such.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.


Item 29.  Principal Underwriter

(a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                        Catholic Values Investment Trust
                    The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust


(b)              (1)                                         (2)                                         (3)
         Name and Principal                        Positions and Officers                       Positions and Offices
          Business Address                       with Principal Underwriter                        with Registrant
----------------------------------------------------------------------------------------------------------------------------

        A. M. Moody III*                                  President                          Vice President and Trustee
        Peter M. Donovan*                       Vice President and Treasurer                    President and Trustee
        Vincent M. Simko*                       Vice President and Secretary                            None

-----------------------------------------------------------------------------------------------------------------------------
                                 * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604

(c)  Not Applicable.



Item 30.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02110, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.




Item 31.  Management Services

                  Not Applicable




Item 32.  Undertakings

     (a) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the later of the effective date of this Registration Statement or the commencement of operations.

     (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

     (c) The Registrant undertakes to assist shareholders seeking to remove a trustee(s) of the Registrant if required to do so by Section 16(c) of the Investment Company Act of 1940 and in the manner set forth therein.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the__ day of February, 1997.

                                          CATHOLIC VALUES INVESTMENT TRUST

                                 By:      /s/ H. Day Brigham, Jr.
                                         ------------------------------------
                                          H. Day Brigham, Jr., Vice President


Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                              DATE
----------                 -------------                      ------------


/s/ Peter M. Donovan     President, Principal             February __, 1997
---------------------  Executive Officer & Trustee
Peter M. Donovan


/s/ James L. O'Connor    Treasurer, Principal             February __, 1997
----------------------  Financial and Accounting Officer
James L. O'Connor


/s/  H. Day Brigham, Jr.   Trustee                        February __, 1997
-----------------------
H. Day Brigham, Jr.


/s/ A. M. Moody III        Trustee                        February __, 1997
----------------------
A. M. Moody III


/s/ Winthrop S. Emmet      Trustee                         February __, 1997
----------------------
Winthrop S. Emmet


/s/ Leland Miles           Trustee                          February __, 1997
--------------------
Leland Miles


/s/ Lloyd F. Pierce        Trustee                          February __, 1997
--------------------
Lloyd F. Pierce


/s/ Raymond Van Houtte     Trustee                          February __, 1997
----------------------
Raymond Van Houtte

                                  Exhibit Index


     The following Exhibits are filed as part of this Registration Statement pursuant to General Instructions E of Form N-1A.



                                                                 Page in
                                                                Sequential
                                                                Numbering
Exhibit No.       Description                                    System
------------------------------------------------------------------------------


     (1)(b)      Amendment to Declaration of Trust

     (2)         By-Laws

     (5)(a)      Form of Investment Advisory Contract with Wright
                 Investors' Service, Inc.
        (b)      Administration Agreement with Eaton Vance Management

     (6) Form of Distribution Contract between the Fund and Wright Investors' Service Distributors, Inc

     (8)(a) Custodian Agreement with Investors' Bank & Trust Company dated December 19,1990
        (b)      Amendment to Custodian Agreement dated September 20,1995
        (c)      Form of Custodian Agreement with Investors Bank & Trust Company

    (11)         Consent of the Independent Certified Public Accountants

    (13)         Share Purchase Agreement.

    (15) Form of Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940

    (16)         Form of Rule 18f-3 Plan

    (17)         Power of Attorney

    (18)         Form of Service Plan